Basis of Preparation - Summary of Adjustments to Group Balance Sheet Adoption of IFRS 15 (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Non-current assets
Non-current contract assets	£ 249	£ 198
Trade and other receivables	445	431	£ 317	£ 360
Current assets
Current contract assets	1,353	1,417
Trade and other receivables	3,222	3,677	4,014	3,835
Current tax receivable	110
Current liabilities
Trade and other payables	5,790	5,759	7,168	7,437
Current contract liabilities	1,225	1,406
Total assets less current liabilities	36,685	33,804	32,657	31,447
Non-current liabilities
Other payables	1,479		1,326	1,298
Non-current contract liabilities	200	87
Equity
Retained earnings	3,919	2,426	1,366	(650)
Total equity and non-current liabilities	36,685	£ 33,804	£ 32,657	£ 31,447
Adjustments [Member]
Non-current assets
Non-current contract assets	(249)
Trade and other receivables	(149)
Current assets
Current contract assets	(1,353)
Trade and other receivables	180
Current tax receivable	296
Current liabilities
Trade and other payables	1,313
Current contract liabilities	(1,225)
Total assets less current liabilities	(1,363)
Non-current liabilities
Other payables	102
Non-current contract liabilities	(200)
Equity
Retained earnings	(1,265)
Total equity and non-current liabilities	(1,363)
Amounts Without Adoption of IFRS 15 (IAS 18) [Member]
Non-current assets
Trade and other receivables	296
Current assets
Trade and other receivables	3,402
Current tax receivable	406
Current liabilities
Trade and other payables	7,103
Total assets less current liabilities	35,322
Non-current liabilities
Other payables	1,581
Equity
Retained earnings	2,654
Total equity and non-current liabilities	£ 35,322